Submission	Sep. 29, 2026
Submission [Line Items]
Central Index Key	0000706698
Registrant Name	UTAH MEDICAL PRODUCTS INC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES